UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03877

Z-Seven Fund, Inc.

(Exact name of registrant as specified in charter)

 1819 S. Dobson Road, Suite 207, Mesa, AZ 85202-5656

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

480-897-6214

Date of fiscal year end:

12/31

Date of reporting period:  9/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Z-Seven Fund, Inc.
SCHEDULE OF INVESTMENTS
at September 30, 2006 (Unaudited)

Investment Securities (a)	Shares	Value
Common Stocks
Biotechnology – 8.4%
Techne Corp. (b)	18,400	$ 935,824
		935,824
Building & Materials – 12.3%
Barratt Developments PLC	69,100	1,375,933
		1,375,933
Confection – 4.6%
Lindt & Sprüngli AG	230	516,695
		516,695
Electronic Components – 2.7%
Dialight PLC	70,084	298,153
		298,153
Industrial Audio/Video Products – 2.0%
Ballantyne of Omaha, Inc. (b)	50,505	221,717
		221,717
Information & Research Services – 10.9%
FactSet Research, Inc.	21,000	1,019,970
Forrester Research (b)	7,600	199,956
		1,219,926
Investment Managers – 13.7%
Brewin Dolphin PLC	89,500	275,430
Rathbone Brothers PLC	58,000	1,256,748
		1,532,178
Manufacturing – 4.0%
SKAKO Industries A/S	9,400	453,481
		453,481
Pharmaceuticals – 8.3%
Novartis AG	3,960	230,536
UCB	11,052	702,108
		932,644
Z-Seven Fund, Inc.
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2006 (Unaudited)

Investment Securities (a)	Shares	Value
Specialty Chemicals – 10.2%
Balchem Corporation	38,700	$ 765,873
United Guardian, Inc.	40,400	373,700
		1,139,573
Total Common Stocks – 77.1%
(Cost $4,047,480)		8,626,124

Options	Contracts
Nasdaq 100 Index Puts @ $170, Expire December 2006	210	138,600
Russell 2000 Index Puts @ $80, Expire December 2006	490	357,700
Total Options – 4.4%
(Cost $672,700)		496,300

Short Term Investments
Now Preferred Cash Fund, to yield 4.28%, 10/2/06
Total Short Term Investments – 19.5%
(Cost $ 2,180,787)		2,180,787

Total Investment in Securities – 101.0%
(Cost $ 6,900,967) (c)		$ 11,303,211

Liabilities less other assets – (1.0)%		(112,663)
Net Assets – 100.0%		$ 11,190,548
(Equivalent to $6.06 per share based on 1,847,633
shares of capital stock outstanding)

(a) Percentages are based on net assets of $11,190,548
(b) Non-income producing investment.

(c) Aggregate cost for federal income tax purposes was the same as for book purposes, $6,900,967 at September 30, 2006.  Net unrealized appreciation for all securities was $4,402,244.  This consisted of aggregate gross unrealized appreciation of $4,726,124 of securities with an excess of fair value over tax cost and aggregate gross unrealized depreciation of $323,880 of securities with excess tax cost over fair value.

Common Stocks by Country
Percent		Value
United States	40.77%	$ 3,517,040
United Kingdom	37.17%	3,206,264
Switzerland	8.66%	747,231
Belgium	8.14%	702,108
Denmark	5.26%	453,481
	100.00%	$ 8,626,124

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Z-Seven Fund, Inc.

By

*/s/ Barry Ziskin

       Barry Ziskin, President

Date

11/29/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Barry Ziskin

       Barry Ziskin, President

Date

11/29/06

By

*/s/ Barry Ziskin

       Barry Ziskin, Treasurer

Date

11/29/06